The Saratoga Advantage Trust

Supplement dated July 1, 2010 to the Class I Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Large Capitalization Growth Portfolio.

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO”, located on page 17 of the Prospectus.   All references to Pamela N. Czekanski under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 1, 2010 to the Class A Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Large Capitalization Growth Portfolio.

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO”, located on page 17 of the Prospectus.   All references to Pamela N. Czekanski under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 1, 2010 to the Class B Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Large Capitalization Growth Portfolio.

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO”, located on page 17 of the Prospectus.   All references to Pamela N. Czekanski under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 1, 2010 to the Class C Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Large Capitalization Growth Portfolio.

Reference is made to the section entitled “LARGE CAPITALIZATION GROWTH PORTFOLIO”, located on page 17 of the Prospectus.   All references to Pamela N. Czekanski under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 1, 2010

to the

Statement of Additional Information

Dated December 31, 2009 of the Saratoga Advantage Trust

This Supplement updates and supersedes any contrary information contained in the Statement of Additional Information dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Large Capitalization Growth  Portfolio.

All references to Pamela N. Czekanski contained in the section entitled “PORTFOLIO MANAGERS” beginning on page 48 of the Statement of Additional Information are deleted.

Please retain this supplement for future reference.